Prepaid expenses	12 Months Ended
Jan. 31, 2015
Prepaid expenses [Text Block]

NOTE 5– Prepaid expenses

At January 31, 2015, the company had prepaid approximately $70,000 relating to a private investor event scheduled for a future date.  This amount is included in prepaid expenses as of January 31, 2015.